Earnings per share - Summary of earnings per share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
	May 01, 2019	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Earnings per share [abstract]
Profit attributable to equity holders of Shinhan Financial Group		₩ 4,019,254		₩ 3,414,595		₩ 3,403,497
Less:
Dividends to hybrid bonds		(116,388)		(85,327)		(61,993)
Net profit available for common stock		₩ 3,902,866		₩ 3,329,268		₩ 3,341,504
Weighted average number of common shares outstanding	516,599,554	534,049,948	[1],[2]	500,343,324	[1],[2]	477,346,731	[1],[2]
Basic and diluted earnings per share in won		₩ 7,308		₩ 6,654		₩ 7,000

[1]	The number of basic ordinary shares outstanding is 516,599,554 shares and the above weighted-average stocks are calculated by reflecting treasury stocks issued and 17,482,000 shares of convertible preferred shares issued on May 1, 2019.
[2]	Treasury stock has retired on June 1, 2020.